Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Beginning Balance	$ 741,683
Ending Balance	409,931	$ 741,683
Net Book Value	409,931	741,683
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	96,896
Ending Balance		96,896
Net Book Value		96,896
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	61,417
Ending Balance	66,139	61,417
Net Book Value	66,139	61,417
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	285,755
Ending Balance	286,790	285,755
Net Book Value	286,790	285,755
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	237,569
Ending Balance		237,569
Net Book Value		237,569
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	60,046
Ending Balance	57,002	60,046
Net Book Value	57,002	60,046
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	1,408,351	1,199,895
Additions	12,676	15,309
Modifications		(46,120)
Disposals	(744,777)
Currency translation adjustment	(169,591)	(180,287)
Impact of hyperinflation	348,847	419,554
Ending Balance	855,506	1,408,351
Net Book Value	855,506	1,408,351
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	194,642	202,790
Additions
Modifications		(46,120)
Disposals	(228,480)
Currency translation adjustment	(4,298)	(26,099)
Impact of hyperinflation	50,920	64,071
Ending Balance	12,784	194,642
Net Book Value	12,784	194,642
Gross carrying amount [member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	246,028	208,913
Additions	12,401
Modifications
Disposals
Currency translation adjustment	(39,411)	(29,292)
Impact of hyperinflation	55,746	66,407
Ending Balance	274,764	246,028
Net Book Value	274,764	246,028
Gross carrying amount [member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	435,035	358,889
Additions
Modifications
Disposals
Currency translation adjustment	(76,814)	(57,820)
Impact of hyperinflation	110,910	133,966
Ending Balance	469,131	435,035
Net Book Value	469,131	435,035
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	439,832	362,181
Additions
Modifications
Disposals	(516,297)
Currency translation adjustment	(35,462)	(57,543)
Impact of hyperinflation	111,927	135,194
Ending Balance		439,832
Net Book Value		439,832
Gross carrying amount [member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	92,814	67,122
Additions	275	15,309
Modifications
Disposals
Currency translation adjustment	(13,606)	(9,533)
Impact of hyperinflation	19,344	19,916
Ending Balance	98,827	92,814
Net Book Value	98,827	92,814
Accumulated Depreciation [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance	666,668	479,345
Disposals	(334,770)
Currency translation adjustment	(115,236)	(74,041)
Impact of hyperinflation	164,124	173,956
Ending Balance	445,575	666,668
Depreciation	64,789	87,408
Net Book Value	445,575	666,668
Accumulated Depreciation [Member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	97,746	68,772
Disposals	(107,824)
Currency translation adjustment	(17,228)	(10,927)
Impact of hyperinflation	24,874	25,671
Ending Balance	12,784	97,746
Depreciation	15,216	14,230
Net Book Value	12,784	97,746
Accumulated Depreciation [Member] | Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	184,611	144,686
Disposals
Currency translation adjustment	(30,495)	(21,650)
Impact of hyperinflation	43,562	50,869
Ending Balance	208,625	184,611
Depreciation	10,947	10,706
Net Book Value	208,625	184,611
Accumulated Depreciation [Member] | Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	149,280	99,179
Disposals
Currency translation adjustment	(26,309)	(15,758)
Impact of hyperinflation	37,988	37,022
Ending Balance	182,341	149,280
Depreciation	21,382	28,837
Net Book Value	182,341	149,280
Accumulated Depreciation [Member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	202,263	148,016
Disposals	(226,946)
Currency translation adjustment	(35,648)	(23,517)
Impact of hyperinflation	51,471	55,251
Ending Balance		202,263
Depreciation	8,860	22,513
Net Book Value		202,263
Accumulated Depreciation [Member] | Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Beginning Balance	32,768	18,692
Disposals
Currency translation adjustment	(5,556)	(2,189)
Impact of hyperinflation	6,229	5,143
Ending Balance	41,825	32,768
Depreciation	8,384	11,122
Net Book Value	$ 41,825	$ 32,768